Equity - Retained Earnings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Increase (decrease) through appropriation of retained earnings	€ 6,000,000	€ 6,000,000	€ 8,000,000
Revaluation reserve	72,000,000	78,000,000
Reserve for cancelled share capital	0	0	€ 75,000,000
Capital redemption reserve	€ 731,000,000	€ 731,000,000